TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 17,921	$ 13,145	$ (1,301)
Foreign	1,874	4,112	14,491
Income (loss) before taxes	$ 19,795	$ 17,257	$ 13,190